PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 45.7%
Financials 20.2%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	115,000	102,983
3.00%, 10/29/28	151,000	129,510
Bank of America Corporation
3.56%, 04/23/27	172,000	161,370
4.27%, 07/23/29	233,000	214,952
3.19%, 07/23/30	23,000	19,659
2.59%, 04/29/31	55,000	44,200
Barclays PLC
3.56%, 09/23/35 (a)	65,000	49,913
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	65,000	40,206
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (b)	49,000	35,713
Blackstone Private Credit Fund
3.25%, 03/15/27	38,000	33,003
Blackstone Secured Lending Fund
2.85%, 09/30/28	55,000	44,998
Citigroup Inc.
5.00%, (100, 09/12/24) (c) (d)	53,000	50,230
7.63%, (100, 11/15/28) (d)	170,000	165,993
4.41%, 03/31/31	100,000	89,911
6.17%, 05/25/34	44,000	42,077
CNO Global Funding
2.65%, 01/06/29 (b)	100,000	83,449
Commonwealth Bank of Australia
5.50%, 09/12/25	250,000	249,293
Credit Suisse AG
4.75%, 08/09/24	98,000	96,642
7.95%, 01/09/25	24,000	24,416
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	150,000	150,989
3.73%, 01/14/32 (a)	84,000	62,299
F&G Global Funding
2.00%, 09/20/28 (b)	60,000	48,860
Ford Motor Credit Company LLC
5.13%, 06/16/25	55,000	53,245
6.95%, 06/10/26	140,000	139,825
4.13%, 08/17/27	13,000	11,840
3.82%, 11/02/27	105,000	93,529
7.35%, 11/04/27 - 03/06/30	107,000	109,124
6.80%, 05/12/28 (c)	167,000	166,760
7.20%, 06/10/30 (c)	9,000	9,047
FS KKR Capital Corp.
3.40%, 01/15/26	114,000	104,524
Icahn Enterprises L.P.
4.38%, 02/01/29	72,000	57,704
Intercontinental Exchange, Inc.
2.10%, 06/15/30	30,000	24,036
Intesa Sanpaolo SPA
7.78%, 06/20/54 (b)	80,000	72,173
JPMorgan Chase & Co.
8.88%, (3 Month Term SOFR + 3.51%), (100, 11/01/23) (d) (e)	170,000	170,425
2.01%, 03/13/26	72,000	67,788
2.07%, 06/01/29	84,000	70,765
4.20%, 07/23/29	92,000	85,300
2.74%, 10/15/30	85,000	71,056
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (a) (d)	79,000	73,964
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (b)	30,000	30,033
Markel Group Inc.
6.00%, (100, 06/01/25) (d)	85,000	82,088
Morgan Stanley
0.99%, 12/10/26	75,000	66,848
5.12%, 02/01/29	53,000	51,022
5.16%, 04/20/29	70,000	67,331
3.62%, 04/01/31	22,000	18,976
2.51%, 10/20/32	42,000	32,158
6.34%, 10/18/33	95,000	95,305
5.95%, 01/19/38	52,000	48,645
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33	19,000	18,959
National Securities Clearing Corporation
5.10%, 11/21/27 (b)	105,000	103,363
NatWest Markets PLC
1.60%, 09/29/26 (b)	172,000	151,034
New York Life Global Funding
4.85%, 01/09/28 (b)	87,000	84,961
1.20%, 08/07/30 (b)	94,000	70,666
4.55%, 01/28/33 (b)	58,000	53,214
Northwestern Mutual Global Funding
4.90%, 06/12/28 (b)	85,000	82,852
Royal Bank of Canada
5.20%, 07/20/26 (a)	230,000	227,768
State Street Corporation
5.27%, 08/03/26	230,000	227,766
5.75%, 11/04/26	34,000	33,890
5.16%, 05/18/34	50,000	46,452
The Bank of New York Mellon Corporation
5.83%, 10/25/33	82,000	80,549
The Bank of Nova Scotia
5.25%, 12/06/24 (a)	70,000	69,376
The Charles Schwab Corporation
5.88%, 08/24/26	50,000	49,849
The Goldman Sachs Group, Inc.
7.50%, (100, 02/10/29) (d)	110,000	108,933
2.60%, 02/07/30	151,000	123,706
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	46,000	27,030
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	110,000	109,127
The Toronto-Dominion Bank
5.53%, 07/17/26 (a)	230,000	228,066
Toyota Motor Credit Corporation
5.60%, 09/11/25	170,000	170,293
5.25%, 09/11/28	90,000	89,610
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	29,250	28,770
UBS AG
5.80%, 09/11/25	200,000	199,203
UBS Group AG
6.30%, 09/22/34 (b)	85,000	82,984
Wells Fargo & Company
5.57%, 07/25/29	230,000	224,100
4.90%, 07/25/33	101,000	91,423
5.39%, 04/24/34	106,000	98,971
5.56%, 07/25/34 (c)	84,000	79,486
		6,776,578
Utilities 6.0%
Baltimore Gas and Electric Company
4.55%, 06/01/52	35,000	28,018
CenterPoint Energy Houston Electric, LLC
4.95%, 04/01/33	54,000	51,337
Commonwealth Edison Company
3.75%, 08/15/47	59,000	42,331
5.30%, 02/01/53	32,000	29,368
Constellation Energy Generation, LLC
6.13%, 01/15/34	30,000	29,960
6.50%, 10/01/53	28,000	27,993
Duke Energy Florida, LLC
5.95%, 11/15/52	79,000	77,680
Edison International
5.25%, 11/15/28	152,000	146,114
6.95%, 11/15/29	56,000	57,782
Florida Power & Light Company
4.80%, 05/15/33 (c)	87,000	82,203
MidAmerican Energy Company
5.85%, 09/15/54	34,000	33,585
Nevada Power Company
6.00%, 03/15/54	20,000	19,504
Pacific Gas And Electric Company
3.30%, 12/01/27	36,000	31,820

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
3.25%, 06/01/31	38,000	30,181
5.90%, 06/15/32	94,000	87,645
6.40%, 06/15/33	30,000	28,960
4.50%, 07/01/40	131,000	97,418
6.75%, 01/15/53	173,000	162,343
6.70%, 04/01/53	46,000	43,189
PPL Electric Utilities Corporation
5.00%, 05/15/33	200,000	191,000
Public Service Electric And Gas Company
3.10%, 03/15/32	26,000	21,870
4.90%, 12/15/32	86,000	82,314
San Diego Gas & Electric Company
4.95%, 08/15/28	70,000	68,153
1.70%, 10/01/30	52,000	40,139
5.35%, 04/01/53	82,000	74,478
Sempra Energy
5.40%, 08/01/26	100,000	98,989
Southern California Edison Company
5.88%, 12/01/53	50,000	47,014
The AES Corporation
3.30%, 07/15/25 (b)	93,000	88,131
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	51,000	49,771
3.70%, 01/30/27 (b)	80,000	72,965
6.95%, 10/15/33 (b)	82,000	80,339
		2,022,594
Energy 5.6%
Antero Midstream Partners LP
5.38%, 06/15/29 (b) (c)	8,000	7,328
BP Capital Markets America Inc.
4.81%, 02/13/33	109,000	101,994
4.89%, 09/11/33	90,000	84,324
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	85,000	77,108
3.25%, 01/31/32	10,000	7,972
5.95%, 06/30/33 (b)	61,000	58,754
Civitas Resources, Inc.
8.38%, 07/01/28 (b)	53,000	53,922
ConocoPhillips Company
5.30%, 05/15/53	86,000	78,810
Devon Energy Corporation
5.88%, 06/15/28	29,000	28,824
4.50%, 01/15/30	24,000	21,773
Energy Transfer LP
6.50%, (100, 08/15/26) (d)	10,000	9,209
6.75%, (100, 05/15/25) (d)	72,000	66,580
7.13%, (100, 05/15/30) (d)	64,000	55,216
5.55%, 02/15/28	151,000	148,396
5.80%, 06/15/38	35,000	31,898
5.00%, 05/15/50	65,000	50,959
Enlink Midstream, LLC
6.50%, 09/01/30 (b)	8,000	7,761
EQM Midstream Partners, LP
4.13%, 12/01/26	63,000	58,288
Marathon Oil Corporation
4.40%, 07/15/27	73,000	68,648
MPLX LP
5.00%, 03/01/33 (c)	63,000	57,231
ONEOK, Inc.
7.15%, 01/15/51	30,000	30,477
Petroleos Mexicanos
10.00%, 02/07/33 (b) (c)	32,000	28,496
Pioneer Natural Resources Company
5.10%, 03/29/26	127,000	125,391
1.90%, 08/15/30	40,000	31,418
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	150,000	139,608
4.50%, 05/15/30	60,000	55,018
Schlumberger Investment S.A.
4.85%, 05/15/33	61,000	57,575
Targa Resources Corp.
6.25%, 07/01/52	25,000	22,917
6.50%, 02/15/53	20,000	19,061
Targa Resources Partners LP
5.50%, 03/01/30	40,000	37,463
4.88%, 02/01/31	36,000	32,331
Transocean Inc
8.75%, 02/15/30 (b)	13,300	13,596
Var Energi ASA
8.00%, 11/15/32 (b)	130,000	136,155
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (b)	8,000	6,730
6.25%, 01/15/30 (b)	54,000	51,497
		1,862,728
Health Care 3.4%
AbbVie Inc.
4.50%, 05/14/35	35,000	31,554
Amgen Inc.
3.15%, 02/21/40	42,000	29,598
5.65%, 03/02/53	137,000	128,092
Ascension Health
2.53%, 11/15/29	18,000	15,339
Baylor Scott & White Holdings
2.84%, 11/15/50	34,000	20,675
Centene Corporation
3.00%, 10/15/30	118,000	94,813
2.50%, 03/01/31	66,000	50,638
CVS Health Corporation
5.25%, 01/30/31	85,000	81,713
5.88%, 06/01/53	140,000	129,392
Gilead Sciences, Inc.
5.55%, 10/15/53	40,000	38,473
HCA Inc.
5.88%, 02/15/26	20,000	19,868
3.50%, 09/01/30	67,000	56,565
Indiana University Health, Inc.
2.85%, 11/01/51	31,000	18,806
Northwestern Memorial HealthCare
2.63%, 07/15/51	35,000	20,816
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	52,000	49,221
Piedmont Healthcare, Inc.
2.04%, 01/01/32	33,000	25,232
Royalty Pharma PLC
3.55%, 09/02/50	50,000	30,511
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	7,212
UnitedHealth Group Incorporated
5.30%, 02/15/30	147,000	146,152
4.75%, 05/15/52	55,000	46,936
5.88%, 02/15/53	72,000	72,216
6.05%, 02/15/63	31,000	31,346
		1,145,168
Consumer Discretionary 2.6%
Amazon.com, Inc.
2.10%, 05/12/31	85,000	68,204
3.10%, 05/12/51	35,000	23,083
Carnival Corporation
4.00%, 08/01/28 (b)	31,000	26,832
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (b)	100,000	99,079
General Motors Financial Company, Inc.
5.85%, 04/06/30	51,000	48,890
Hyatt Hotels Corporation
5.38%, 04/23/25 (f) (g)	35,000	34,619
Hyundai Capital America
5.80%, 06/26/25 (b)	85,000	84,654
6.10%, 09/21/28 (b)	110,000	109,334
Kohl's Corporation
4.63%, 05/01/31 (f) (g)	31,000	20,866
Lowe`s Companies, Inc.
3.00%, 10/15/50	26,000	15,344
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (g)	11,000	9,292
Macys Retail Holdings
5.88%, 03/15/30 (b) (c)	49,000	41,530
6.13%, 03/15/32 (b) (c)	30,000	24,770

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	18,769	18,628
Resorts World Las Vegas LLC
4.63%, 04/06/31 (b)	100,000	74,641
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	7,499	7,265
Warnermedia Holdings, Inc.
5.05%, 03/15/42	70,000	54,220
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	96,000	92,381
		853,632
Consumer Staples 2.1%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	140,000	128,133
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	81,000	78,122
B.A.T Capital Corporation
4.39%, 08/15/37	35,000	26,648
3.73%, 09/25/40	35,000	23,434
JBS USA Lux S.A.
7.25%, 11/15/53 (b)	19,000	18,346
Marb Bondco PLC
3.95%, 01/29/31 (b)	70,000	51,894
Northwestern University
2.64%, 12/01/50	28,000	17,016
Pilgrim's Pride Corporation
3.50%, 03/01/32	130,000	100,548
6.25%, 07/01/33	55,000	51,667
The Trustees of Princeton University
4.20%, 03/01/52 (c)	58,000	48,395
Walmart Inc.
4.10%, 04/15/33 (c)	107,000	97,809
4.50%, 04/15/53	89,000	76,547
		718,559
Communication Services 2.0%
AT&T Inc.
5.40%, 02/15/34	104,000	97,394
Charter Communications Operating, LLC
5.38%, 04/01/38	35,000	28,588
5.75%, 04/01/48	13,000	10,375
6.83%, 10/23/55	31,000	27,352
Comcast Corporation
3.75%, 04/01/40	25,000	19,327
5.35%, 05/15/53	25,000	22,797
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	27,000	23,882
Meta Platforms, Inc.
4.45%, 08/15/52	50,000	39,596
5.60%, 05/15/53	39,000	36,889
The Walt Disney Company
4.63%, 03/23/40	60,000	52,034
T-Mobile USA, Inc.
2.63%, 04/15/26	166,000	153,537
6.00%, 06/15/54	115,000	109,661
Verizon Communications Inc.
4.02%, 12/03/29	15,000	13,571
3.15%, 03/22/30	54,000	46,138
		681,141
Industrials 2.0%
Air Canada
3.88%, 08/15/26 (b)	50,000	45,395
Aircastle Limited
5.25%, 08/11/25 (b)	78,000	76,009
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	94,000	95,045
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (g)	53,000	52,137
6.40%, 04/15/33 (b) (g)	54,000	51,989
RTX Corporation
5.15%, 02/27/33	43,000	40,711
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (b)	36,000	28,810
The Boeing Company
5.15%, 05/01/30 (g)	110,000	104,998
5.71%, 05/01/40 (g)	120,000	110,663
XPO, Inc.
6.25%, 06/01/28 (b)	54,000	52,260
		658,017
Materials 1.0%
Celanese US Holdings LLC
6.35%, 11/15/28 (g)	45,000	44,419
6.33%, 07/15/29 (g)	85,000	83,305
6.55%, 11/15/30 (g)	46,000	44,990
6.70%, 11/15/33 (g)	49,000	47,690
Mineral Resources Limited
9.25%, 10/01/28 (b)	42,000	42,382
Yara International ASA
7.38%, 11/14/32 (b)	57,000	59,523
		322,309
Real Estate 0.8%
EPR Properties
4.95%, 04/15/28	40,000	35,484
3.60%, 11/15/31	41,000	30,415
Essential Properties, L.P.
2.95%, 07/15/31	58,000	42,190
GLP Financing, LLC
5.75%, 06/01/28	15,000	14,369
3.25%, 01/15/32	27,000	20,942
VICI Properties Inc.
4.25%, 12/01/26 (b)	35,000	32,674
3.75%, 02/15/27 (b)	43,000	39,105
4.13%, 08/15/30 (b)	64,000	54,277
		269,456
Total Corporate Bonds And Notes (cost $16,444,057)		15,310,182
GOVERNMENT AND AGENCY OBLIGATIONS 38.2%
Mortgage-Backed Securities 25.3%
Federal Home Loan Mortgage Corporation
2.00%, 04/01/36 - 03/01/52	1,064,777	830,791
4.00%, 10/01/37 - 01/01/53	364,158	330,145
4.50%, 07/01/38 - 08/01/52	257,552	240,251
3.00%, 11/01/46 - 01/01/52	108,235	89,907
3.50%, 10/01/47 - 09/01/52	216,999	188,890
2.50%, 05/01/50 - 11/01/51	469,083	375,272
5.00%, 09/01/52 - 01/01/53	130,953	123,837
5.50%, 04/01/53	114,246	110,490
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 03/01/50	662,406	564,207
2.50%, 10/01/35 - 01/01/52	767,205	637,670
4.00%, 10/01/37 - 07/01/52	523,254	474,544
4.50%, 05/01/38 - 10/01/52	310,566	290,227
TBA, 2.00%, 10/15/38 (h)	120,000	102,771
TBA, 3.50%, 10/15/38 (h)	130,000	120,057
3.50%, 10/01/46 - 10/01/52	359,411	311,725
2.00%, 11/01/50 - 03/01/52	1,441,084	1,102,953
5.00%, 08/01/52 - 01/01/53	148,806	140,784
5.50%, 01/01/53 - 08/01/53	395,894	382,981
TBA, 4.50%, 10/15/53 (h)	45,000	41,324
Government National Mortgage Association
3.00%, 10/20/46 - 04/20/51	361,296	308,491
4.00%, 07/20/47 - 10/20/52	328,430	297,655
4.50%, 12/20/48 - 06/20/53	277,312	256,745
3.50%, 01/20/49 - 07/20/51	159,332	140,950
2.50%, 03/20/51	318,159	261,027
2.00%, 03/20/52	163,702	129,430
5.00%, 10/20/52 - 05/20/53	131,295	124,526
5.50%, 02/20/53	78,081	75,831
TBA, 2.50%, 10/15/53 (h)	330,000	269,657
TBA, 3.00%, 10/15/53 (h)	60,000	50,847
TBA, 5.00%, 10/15/53 (h)	105,000	99,528
		8,473,513
U.S. Treasury Note 8.5%
Treasury, United States Department of
4.75%, 07/31/25	260,000	258,253
4.50%, 07/15/26	235,000	232,834
2.63%, 05/31/27	233,000	216,617
1.25%, 06/30/28	447,000	382,744
1.50%, 02/15/30	366,000	303,380

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
1.38%, 11/15/31	392,000	307,230
2.88%, 05/15/32	1,139,600	1,000,355
2.75%, 08/15/32	180,000	155,869
		2,857,282
U.S. Treasury Bond 3.4%
Treasury, United States Department of
3.75%, 08/15/41	334,000	288,910
2.00%, 11/15/41	28,000	18,165
3.13%, 11/15/41	219,000	172,120
2.50%, 02/15/45 - 02/15/46	525,000	354,007
3.00%, 02/15/48	306,000	223,906
1.63%, 11/15/50	56,000	29,330
2.88%, 05/15/52	70,000	49,656
		1,136,094
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (i)	229,000	177,058
Sovereign 0.4%
Government of Saudi Arabia
5.00%, 01/18/53 (b)	50,000	41,425
Israel, State of
4.50%, 01/17/33	84,000	78,045
		119,470
Municipal 0.1%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	55,000	36,948
Total Government And Agency Obligations (cost $14,871,904)		12,800,365
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.7%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	11,658	11,215
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	48,949	46,878
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	97,580	87,229
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	113,000	113,340
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 08/15/39 (e)	28,564	28,546
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	106,949	103,148
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	160,000	155,454
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (e)	144,390	109,324
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	63,008	62,542
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	78,066	77,600
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	5,810	5,800
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	171,000	170,552
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	100,000	99,897
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	127,565	123,115
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	92,711	91,901
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	27,873	27,202
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	41,924	41,843
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	205,000	202,890
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	91,000	90,700
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	76,694
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	107,000	101,935
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	134,905
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	37,131	34,562
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	43,753	40,832
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	67,912	67,560
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	171,000	170,473
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	100,000	100,230
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	126,771
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	47,467
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (e)	168,069	132,453
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	65,973	64,275
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	101,074	86,614
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.93%, (1 Month Term SOFR + 0.59%), 10/16/23 (e)	109,864	107,048
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	29,242	29,176
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	34,803	34,621
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (e)	77,855	60,247
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	163,000	162,975
Series 2023-A3-1A, 5.47%, 12/20/26	144,000	142,203
Toyota Auto Receivables 2023-C Owner Trust
Series 2023-A2A-C, 5.60%, 08/17/26	120,000	120,005
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	27,930	27,533
Series 2012-A-2, 4.00%, 10/29/24	23,719	23,050
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (f)	114,000	113,402
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (e)	36,656	29,564
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	67,836	67,514
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	172,000	171,753
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,158,778)		3,923,038
SENIOR FLOATING RATE INSTRUMENTS 1.6%
Communication Services 0.6%
Cimpress Public Limited Company
USD Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 04/29/28 (e)	35,485	35,048
CSC Holdings, LLC
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (e)	42,418	40,121
DirecTV Financing, LLC
Term Loan, 10.45%, (1 Month Term SOFR + 5.00%), 07/22/27 (e)	29,783	29,071
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.95%, (1 Month Term SOFR + 2.50%), 06/13/26 (e)	40,013	39,945
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 07/04/28 (e)	9,900	9,905
UFC Holdings, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 2.75%), 04/29/26 (e)	51,225	51,144
		205,234

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.4%
Adient US LLC
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 04/30/28 (e)	50,283	50,229
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 08/29/25 (e)	100,000	99,725
		149,954
Industrials 0.2%
Air Canada
2021 Term Loan B, 9.13%, (3 Month Term SOFR + 3.50%), 07/27/28 (e)	23,700	23,695
Genesee & Wyoming Inc. (New)
Term Loan, 7.34%, (3 Month Term SOFR + 2.00%), 10/29/26 (e)	49,215	49,107
		72,802
Information Technology 0.2%
Peraton Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (e)	67,701	67,490
Materials 0.1%
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 01/21/26 (e)	26,392	26,247
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 9.22%, (3 Month Term SOFR + 3.75%), 09/22/24 (e)	26,279	26,205
Total Senior Floating Rate Instruments (cost $547,588)		547,932
COMMON STOCKS 0.1%
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (j)	1,215	19,174
Total Common Stocks (cost $30,702)		19,174
SHORT TERM INVESTMENTS 5.7%
Investment Companies 2.4%
State Street U.S. Government Money Market Fund, 5.23% (k)	813,259	813,259
Securities Lending Collateral 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.28% (k)	682,685	682,685
U.S. Treasury Bill 1.2%
Treasury, United States Department of
4.86%, 11/30/23	413,000	409,379
Total Short Term Investments (cost $1,905,643)		1,905,323
Total Investments 103.0% (cost $37,958,672)		34,506,014
Other Derivative Instruments 0.0%		4,387
Other Assets and Liabilities, Net (3.0)%		(998,308)
Total Net Assets 100.0%		33,512,093

(a) Convertible security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $2,927,784 and 8.7% of the Fund.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $700,164.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Non-income producing security.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	14	December 2023	1,534,794	1,903	(21,919)
United States 2 Year Note	1	January 2024	203,308	102	(598)
United States 5 Year Note	23	January 2024	2,443,943	3,594	(20,677)
United States Long Bond	15	December 2023	1,797,008	5,217	(90,289)
United States Ultra Bond	7	December 2023	890,043	2,625	(59,230)
				13,441	(192,713)
Short Contracts
United States 10 Year Ultra Bond	(35)	December 2023	(4,015,206)	(9,054)	110,518

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 90.1%
Energy 15.6%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	89,000	84,841
5.38%, 06/15/29 (a)	112,000	102,591
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	316,000	308,963
Baytex Energy Corp.
8.50%, 04/30/30 (a)	172,000	173,651
Bip-V Chinook
5.50%, 06/15/31 (a)	335,000	296,832
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	66,000	66,220
6.63%, 07/15/26 (a)	36,000	35,212
Buckeye Partners, L.P.
5.85%, 11/15/43	74,000	53,966
5.60%, 10/15/44	12,000	8,541
Callon Petroleum Company
6.38%, 07/01/26	197,000	193,224
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	144,000	114,795
5.95%, 06/30/33 (a)	42,000	40,453
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	232,000	228,574
8.38%, 01/15/29 (a)	114,000	113,857
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	114,000	116,695
DT Midstream, Inc.
4.38%, 06/15/31 (a)	16,000	13,455
Enerflex Ltd.
9.00%, 10/15/27 (a)	175,000	172,846
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	249,000	231,259
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	19,000	17,497
6.75%, (100, 05/15/25) (c)	167,000	154,430
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	25,000	24,254
EQM Midstream Partners, LP
4.13%, 12/01/26	102,000	94,370
7.50%, 06/01/27 (a)	53,000	52,828
6.50%, 07/01/27 (a)	65,000	63,500
4.50%, 01/15/29 (a)	67,000	59,651
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	223,000	206,215
5.75%, 02/01/29 (a)	38,000	34,374
6.00%, 04/15/30 (a)	47,000	42,306
Husky Energy Inc.
13.00%, 02/15/25 (a) (d)	250,000	247,939
ITT Holdings LLC
6.50%, 08/01/29 (a)	200,000	171,000
Kinetik Holdings LP
5.88%, 06/15/30 (a)	151,000	141,515
Nabors Industries Ltd.
7.50%, 01/15/28 (a)	38,000	35,085
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	122,000	118,340
Noble Finance II LLC
8.00%, 04/15/30 (a)	30,000	30,361
NuStar Logistics, L.P.
6.00%, 06/01/26	53,000	51,494
Occidental Petroleum Corporation
6.95%, 07/01/24	59,000	59,280
8.88%, 07/15/30	50,000	56,075
6.45%, 09/15/36	41,000	40,497
7.95%, 06/15/39	34,000	37,023
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	77,000	72,455
Ovintiv Canada ULC
5.65%, 05/15/28	87,000	85,055
6.25%, 07/15/33	48,000	46,425
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	88,000	86,807
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	118,000	117,893
9.63%, 04/15/29 (a)	200,000	197,960
Southwestern Energy Company
8.38%, 09/15/28	60,000	61,967
5.38%, 02/01/29 - 03/15/30	145,000	132,588
4.75%, 02/01/32	72,000	61,767
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	26,000	26,000
Transocean Inc
8.00%, 02/01/27 (a)	100,000	96,280
8.75%, 02/15/30 (a)	36,100	36,904
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	121,000	123,058
USA Compression Finance Corp.
6.88%, 09/01/27	87,000	84,064
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	86,000	85,163
8.38%, 06/01/31 (a)	86,000	84,783
		5,493,178
Financials 14.7%
Acrisure, LLC
7.00%, 11/15/25 (a)	221,000	213,947
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	36,000	36,260
Banco Santander, S.A.
6.92%, 08/08/33	90,000	86,017
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	98,000	98,409
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	246,000	233,141
Corebridge Financial, Inc.
6.88%, 12/15/52	88,000	84,768
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	14,000	13,703
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	265,000	226,146
EG Global Finance PLC
6.75%, 02/07/25 (a)	200,000	195,794
Ford Motor Credit Company LLC
5.13%, 06/16/25	83,000	80,352
6.95%, 06/10/26	235,000	234,706
4.27%, 01/09/27	364,000	336,476
2.90%, 02/10/29	207,000	169,999
7.20%, 06/10/30	75,000	75,390
Freedom Mortgage Corporation
12.00%, 10/01/28 (a)	33,000	33,495
12.25%, 10/01/30 (a)	116,000	117,909
HUB International Limited
7.00%, 05/01/26 (a)	81,000	80,820
Icahn Enterprises L.P.
6.25%, 05/15/26	199,000	184,982
5.25%, 05/15/27	198,000	174,156
4.38%, 02/01/29	107,000	85,754
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (d)	23,000	19,080
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	114,000	114,124
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	99,000	95,608
Morgan Stanley
5.25%, 04/21/34	113,000	104,921
Navient Corporation
6.13%, 03/25/24	88,000	87,550
NFP Corp.
7.50%, 10/01/30 (a)	58,000	55,609
OneMain Finance Corporation
6.13%, 03/15/24	61,000	60,761
6.88%, 03/15/25	28,000	27,761
7.13%, 03/15/26	92,000	89,961
3.50%, 01/15/27	202,000	172,977
3.88%, 09/15/28	69,000	55,425
5.38%, 11/15/29	81,000	67,815

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (e)	117,000	117,580
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	183,000	174,112
5.75%, 09/15/31 (a)	273,000	222,815
PRA Group, Inc.
8.38%, 02/01/28 (a)	199,000	181,671
Stena International S.A R.L.
6.13%, 02/01/25 (a)	177,000	174,935
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (c)	119,000	102,121
The Toronto-Dominion Bank
8.13%, 10/31/82 (f)	80,000	79,749
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	99,000	97,374
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	132,000	110,157
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	54,000	46,504
6.38%, 02/01/30 (a)	145,000	112,023
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	46,000	36,628
		5,169,485
Consumer Discretionary 13.9%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	91,000	88,208
Bath & Body Works, Inc.
6.88%, 11/01/35	57,000	50,846
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	89,000	86,555
Carnival Corporation
5.75%, 03/01/27 (a)	421,000	380,813
4.00%, 08/01/28 (a)	266,000	230,235
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	142,000	128,320
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	28,000	25,263
Clarios Global LP
8.50%, 05/15/27 (a)	144,000	143,378
Dana Incorporated
5.38%, 11/15/27	27,000	25,067
5.63%, 06/15/28 (e)	58,000	53,071
4.25%, 09/01/30	8,000	6,418
4.50%, 02/15/32	150,000	116,307
EG Global Finance PLC
8.50%, 10/30/25 (a)	162,000	159,923
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	88,000	86,872
Ford Motor Company
6.63%, 10/01/28	52,000	52,226
9.63%, 04/22/30	40,000	45,741
5.29%, 12/08/46	39,000	29,640
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	128,000	115,201
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	32,000	27,795
4.88%, 07/01/31 (a)	69,000	56,221
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (d)	55,000	51,539
International Game Technology PLC
5.25%, 01/15/29 (a)	71,000	65,459
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	126,000	111,675
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	91,000	91,315
5.50%, 07/15/29 (a)	134,000	114,525
Light and Wonder International, Inc.
7.00%, 05/15/28 (a)	57,000	56,046
LKQ Corporation
6.25%, 06/15/33 (a)	45,000	43,512
Macys Retail Holdings
5.88%, 03/15/30 (a)	81,000	68,651
6.13%, 03/15/32 (a)	174,000	143,666
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	131,000	104,609
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	211,000	174,502
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28	108,000	94,605
4.50%, 06/15/29 (a)	94,000	78,777
MCE Finance Limited
5.38%, 12/04/29 (a)	402,000	331,059
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	91,540	90,849
Odeon Finco PLC
12.75%, 11/01/27 (a)	85,000	84,521
PetSmart, Inc.
7.75%, 02/15/29 (a)	144,000	134,242
PM General Purchaser LLC
9.50%, 10/01/28 (a)	178,000	165,343
QVC, Inc.
4.38%, 09/01/28	78,000	40,897
5.45%, 08/15/34	88,000	39,082
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	110,000	106,039
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	90,000	89,205
Sands China Ltd
3.10%, 03/08/29 (g) (h)	179,000	148,302
3.50%, 08/08/31 (g) (h)	109,000	86,077
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	26,000	24,707
Staples, Inc.
7.50%, 04/15/26 (a)	156,000	128,320
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	61,000	54,051
10.50%, 05/15/29 (a)	93,000	77,899
Travel + Leisure Co.
6.00%, 04/01/27 (g) (h)	41,000	38,980
4.50%, 12/01/29 (a)	77,000	64,747
4.63%, 03/01/30 (a)	23,000	19,435
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	54,000	51,964
		4,882,700
Communication Services 13.0%
Altice Financing S.A.
5.75%, 08/15/29 (a)	217,000	177,907
Altice France
10.50%, 05/15/27 (a)	60,000	37,465
6.00%, 02/15/28 (a)	43,000	21,222
Altice France Holding S.A.
5.50%, 10/15/29 (a)	165,000	118,764
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a) (e)	161,000	111,875
Arches Buyer Inc.
6.13%, 12/01/28 (a)	12,000	9,739
CCO Holdings, LLC
5.13%, 05/01/27 (a)	67,000	62,402
5.38%, 06/01/29 (a)	338,000	303,288
4.75%, 03/01/30 - 02/01/32 (a)	171,000	138,489
4.25%, 02/01/31 - 01/15/34 (a)	231,000	176,522
4.50%, 05/01/32	179,000	140,481
Clear Channel International B.V.
6.63%, 08/01/25 (a)	53,000	52,466
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (e)	27,000	21,556
7.50%, 06/01/29 (a) (e)	127,000	97,214
Connect Finco SARL
6.75%, 10/01/26 (a)	114,000	106,517
CSC Holdings, LLC
5.25%, 06/01/24 (e)	190,000	180,696
5.38%, 02/01/28 (a)	35,000	28,558
5.75%, 01/15/30 (a)	293,000	164,061
Diamond Sports Group, LLC
0.00%, 08/15/26 (a) (i) (j)	61,000	1,445
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	322,000	284,819

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
DISH DBS Corporation
7.75%, 07/01/26	212,000	158,826
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	74,000	70,242
8.63%, 03/15/31 (a)	75,000	70,393
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (a)	138,000	117,951
Gray Television, Inc.
4.75%, 10/15/30 (a)	69,000	45,699
5.38%, 11/15/31 (a)	91,000	59,394
Hughes Satellite Systems Corporation
6.63%, 08/01/26 (e)	51,000	43,597
iHeartCommunications, Inc.
6.38%, 05/01/26	24,565	21,188
8.38%, 05/01/27 (e)	47,651	34,160
5.25%, 08/15/27 (a)	97,000	76,922
4.75%, 01/15/28 (a)	31,000	23,569
Iliad Holding
7.00%, 10/15/28 (a)	185,000	168,239
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	125,000	110,977
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	120,000	110,163
Level 3 Financing, Inc.
10.50%, 05/15/30 (a)	7,000	7,041
Liberty Media Corporation
8.25%, 02/01/30	153,000	48,417
Sirius XM Radio Inc.
4.13%, 07/01/30 (a)	183,000	146,518
3.88%, 09/01/31 (a)	115,000	87,100
Sprint Capital Corporation
6.88%, 11/15/28	59,000	60,942
Sprint Corporation
7.13%, 06/15/24	85,000	85,531
7.63%, 03/01/26	16,000	16,446
Stagwell Inc.
5.63%, 08/15/29 (a)	132,000	106,647
Telecom Italia SPA
5.30%, 05/30/24 (a)	53,000	52,068
Telesat Canada
5.63%, 12/06/26 (a)	146,000	100,707
6.50%, 10/15/27 (a)	161,000	83,442
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	94,000	73,575
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	179,000	147,863
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	265,000	214,484
		4,577,587
Industrials 10.1%
Air Canada
3.88%, 08/15/26 (a)	94,000	85,343
American Airlines, Inc.
7.25%, 02/15/28 (a)	230,000	219,911
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	183,000	167,203
Bombardier Inc.
7.50%, 03/15/25 (a)	14,000	13,949
7.13%, 06/15/26 (a)	145,000	140,504
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	193,000	158,306
Cimpress NV
7.00%, 06/15/26	242,000	226,564
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	70,000	70,778
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	300,000	295,010
9.75%, 08/01/27 (a)	34,000	35,124
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	129,000	108,528
Howmet Aerospace Inc.
6.88%, 05/01/25	2,000	2,007
Imola Merger Corporation
4.75%, 05/15/29 (a)	134,000	117,291
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	249,000	217,527
Labl, Inc.
9.50%, 11/01/28 (a)	53,000	54,441
Masonite International Corporation
5.38%, 02/01/28 (a)	44,000	40,939
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (a)	58,000	56,730
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (e)	144,000	114,201
Rand Parent LLC
8.50%, 02/15/30 (a) (e)	93,000	86,011
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (h)	88,000	85,619
Rolls-Royce PLC
5.75%, 10/15/27 (a)	118,000	113,698
Sensata Technologies B.V.
4.00%, 04/15/29 (a)	141,000	121,635
Summit Materials, LLC
5.25%, 01/15/29 (a)	93,000	84,796
Terex Corporation
5.00%, 05/15/29 (a)	119,000	106,963
TransDigm Inc.
6.25%, 03/15/26 (a)	289,000	285,044
6.75%, 08/15/28 (a)	89,000	87,715
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	95,000	88,727
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	145,000	146,113
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	146,000	137,762
XPO, Inc.
7.13%, 06/01/31 (a)	86,000	84,661
		3,553,100
Health Care 7.1%
Bausch Health Companies Inc.
6.13%, 02/01/27 (a)	73,000	45,697
4.88%, 06/01/28 (a)	26,000	14,796
Centene Corporation
2.50%, 03/01/31	30,000	23,018
DaVita Inc.
3.75%, 02/15/31 (a)	315,000	239,724
IQVIA Inc.
5.00%, 05/15/27 (a)	78,000	73,503
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	188,000	161,685
5.38%, 01/15/29 (a)	84,000	58,784
9.88%, 08/15/30 (a)	195,000	188,945
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	62,000	49,790
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	246,000	207,855
Organon & Co.
5.13%, 04/30/31 (a)	201,000	161,188
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (e)	263,000	233,449
Perrigo Finance Unlimited Company
4.65%, 06/15/30 (g) (h)	97,000	82,768
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	175,000	165,649
Royalty Pharma PLC
2.20%, 09/02/30	109,000	84,669
Tenet Healthcare Corporation
4.88%, 01/01/26	111,000	106,426
4.63%, 06/15/28 (b)	34,000	30,633
4.25%, 06/01/29	130,000	111,963
4.38%, 01/15/30	50,000	43,066
6.13%, 06/15/30	123,000	115,543
6.75%, 05/15/31 (a)	88,000	84,930
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	50,000	50,814

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
8.13%, 09/15/31 (e)	173,000	178,447
		2,513,342
Consumer Staples 5.8%
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	163,000	151,819
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	125,000	115,455
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	46,000	42,591
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (e)	203,000	173,533
Kraft Heinz Foods Company
4.63%, 10/01/39	137,000	115,314
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	115,000	116,546
Marb Bondco PLC
3.95%, 01/29/31 (a)	280,000	207,575
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	84,000	71,445
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	188,000	170,386
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	82,000	83,193
4.25%, 04/15/31	351,000	292,421
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	26,000	25,853
6.25%, 01/15/28 (a)	123,000	113,900
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (e)	161,000	134,748
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (e)	202,000	154,068
Verscend Escrow Corp
9.75%, 08/15/26 (a)	92,000	92,008
		2,060,855
Information Technology 4.0%
AMS-Osram AG
7.00%, 07/31/25 (a)	253,000	249,836
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	42,000	37,280
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	29,000	28,873
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	72,000	64,779
5.95%, 06/15/30 (a)	151,000	139,640
Goto Group, Inc.
5.50%, 09/01/27 (a)	117,000	64,111
NCR Corporation
5.75%, 09/01/27 (a)	88,000	88,677
5.13%, 04/15/29 (a)	103,000	90,833
6.13%, 09/01/29 (a)	87,000	89,088
Open Text Corporation
3.88%, 02/15/28 (a)	70,000	61,141
3.88%, 12/01/29 (a)	98,000	80,424
4.13%, 02/15/30 (a)	134,000	112,180
ViaSat, Inc.
5.63%, 09/15/25 (a)	184,000	169,950
6.50%, 07/15/28 (a)	49,000	33,898
7.50%, 05/30/31 (a)	178,000	117,389
		1,428,099
Materials 3.3%
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (a) (c)	86,000	89,546
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	153,000	152,788
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	76,000	75,726
6.88%, 10/15/27 (a)	233,000	223,654
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	126,000	115,099
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	145,000	120,133
Mineral Resources Limited
9.25%, 10/01/28 (a)	112,000	113,018
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	54,000	53,038
Olin Corporation
5.63%, 08/01/29	125,000	117,610
Sealed Air Corporation
6.13%, 02/01/28 (a)	33,000	31,947
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	122,000	64,261
		1,156,820
Utilities 2.2%
Calpine Corporation
5.13%, 03/15/28 (a)	132,000	117,550
5.00%, 02/01/31 (a)	45,000	36,440
DPL Inc.
4.13%, 07/01/25	71,000	67,523
Pacific Gas And Electric Company
3.25%, 06/01/31	106,000	84,189
5.90%, 06/15/32	49,000	45,687
6.15%, 01/15/33	30,000	28,523
PG&E Corporation
5.00%, 07/01/28 (e)	123,000	111,378
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	128,000	121,915
5.00%, 07/31/27 (a)	143,000	131,492
4.38%, 05/01/29 (a)	26,000	22,352
4.30%, 07/15/29 (a)	21,000	18,397
		785,446
Real Estate 0.4%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	90,000	88,609
VICI Properties Inc.
4.25%, 12/01/26 (a)	56,000	52,279
		140,888
Total Corporate Bonds And Notes (cost $33,421,688)		31,761,500
SENIOR FLOATING RATE INSTRUMENTS 5.7%
Communication Services 2.5%
888 Acquisitions Limited
USD Term Loan B, 10.21%, (3 Month Term SOFR + 5.25%), 07/18/28 (k)	148,587	139,237
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (k)	96,209	85,289
CSC Holdings, LLC
2017 Term Loan B1, 7.70%, (1 Month USD LIBOR + 2.25%), 07/15/25 (k)	125,000	120,937
Great Outdoors Group, LLC
2021 Term Loan B1, 9.20%, (1 Month Term SOFR + 3.75%), 02/26/28 (k)	185,563	184,934
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.77%, (SOFR + 4.25%), 01/25/29 (k)	47,989	47,836
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 10.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	156,575	139,895
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 07/04/28 (k)	73,877	73,914
Viasat Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 05/30/30 (k) (l)	90,000	83,307
		875,349
Consumer Discretionary 1.2%
Carnival Corporation
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 08/01/27 (k)	45,000	44,831
Clarios Global LP
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 04/20/30 (k)	97,000	96,697
First Brands Group, LLC
2022 Incremental Term Loan, 10.88%, (6 Month Term SOFR + 5.00%), 03/30/27 (k)	101,489	100,030
Michaels Companies, Inc.
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 04/08/28 (k)	71,269	64,887

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

	Shares/Par[1]	Value ($)
Tenneco, Inc.
2022 Term Loan B, 10.41%, (SOFR + 5.00%), 11/17/28 (k)	394	334
2022 Term Loan B, 10.48%, (SOFR + 5.00%), 11/17/28 (k)	139,606	118,211
		424,990
Information Technology 0.9%
CDK Global, Inc.
2022 USD Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 06/09/29 (k)	129,673	129,603
Peraton Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (k)	79,819	79,570
Pitney Bowes Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 03/12/28 (k) (l)	82,000	78,618
Roper Industrial Products Investment Company LLC
USD Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 11/22/29 (k)	49,750	49,821
		337,612
Industrials 0.9%
Advisor Group, Inc.
2023 Term Loan B, 9.87%, (3 Month Term SOFR + 4.50%), 08/17/28 (k)	140,000	139,782
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (k)	36,900	38,288
PMHC II, Inc.
2022 Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 02/03/29 (k)	98,751	92,983
United Airlines, Inc.
2021 Term Loan B, 9.18%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	41,983	41,992
		313,045
Materials 0.2%
Lonza Group AG
USD Term Loan B, 9.27%, (3 Month Term SOFR + 3.92%), 04/29/28 (k)	80,448	71,079
Total Senior Floating Rate Instruments (cost $2,038,423)		2,022,075
COMMON STOCKS 0.4%
Energy 0.2%
MPLX LP	2,200	78,254
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (i)	1,868	29,479
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (i)	8,143	12,866
iHeartMedia, Inc. - Class A (i)	3,283	10,374
		23,240
Total Common Stocks (cost $220,713)		130,973
SHORT TERM INVESTMENTS 8.3%
Securities Lending Collateral 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.28% (m)	1,786,620	1,786,620
Investment Companies 3.2%
State Street U.S. Government Money Market Fund, 5.23% (m)	1,132,053	1,132,053
Total Short Term Investments (cost $2,918,673)		2,918,673
Total Investments 104.5% (cost $38,599,497)		36,833,221
Other Assets and Liabilities, Net (4.5)%		(1,595,628)
Total Net Assets 100.0%		35,237,593

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $23,470,684 and 66.6% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) All or a portion of the security was on loan as of September 30, 2023.

(f) Convertible security.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(i) Non-income producing security.

(j) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	12/07/21	241,606	231,259	0.6
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	31,105	30,633	0.1
		272,711	261,892	0.7

Abbreviations and additional footnotes are defined on page 11

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

LIBOR - London Interbank Offered Rate
MBS - Mortgage-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US Government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US Government securities; US Government agencies’ debt securities; and US Government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

Security Valuation. Under the Trust's valuation policy, procedures and guidelines (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”), on behalf of each Fund, has designated to Jackson National Asset Management LLC (“JNAM” or the “the Administrator”) the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value (“NAV”) of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a Valuation Committee (the “Valuation Committee”) and adopted the Valuation Policies and Procedures pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ Valuation Committee will evaluate if trading activity on other US exchanges and markets for equity securities is considered reflective of normal market activity. To the extent a NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent a NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Administrator typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ Valuation Policies and Procedures require the Administrator to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

Certain of the Funds invest in foreign securities and other assets that are priced in a currency other than US dollars. For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Valuation Policies and Procedures authorize the Adviser, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2023, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	15,310,182	—	15,310,182
Government And Agency Obligations	—	12,800,365	—	12,800,365
Non-U.S. Government Agency Asset-Backed Securities	—	3,923,038	—	3,923,038
Senior Floating Rate Instruments	—	547,932	—	547,932
Common Stocks	19,174	—	—	19,174
Short Term Investments	1,495,944	409,379	—	1,905,323
	1,515,118	32,990,896	—	34,506,014
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	110,518	—	—	110,518
	110,518	—	—	110,518
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(192,713)	—	—	(192,713)
	(192,713)	—	—	(192,713)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	31,761,500	—	31,761,500
Senior Floating Rate Instruments	—	2,022,075	—	2,022,075
Common Stocks	130,973	—	—	130,973
Short Term Investments	2,973,628	—	—	2,973,628
	3,104,601	33,783,575	—	36,888,176

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2023.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2023

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.